Consolidated Statements of Changes in Equity (Unaudited) - JPY (¥) ¥ in Millions	Total	Capital stock [member]	Capital surplus [member]	Retained earnings [member]	Remeasurements of defined benefit plans [member]	Available-for-sale financial assets [member]	Financial instruments measured at fair value through other comprehensive income ("FVOCI") [member]	Exchange differences on translating foreign operations [member]	Treasury stock [member]	Equity attributable to SMFG's shareholders [member]	Non-controlling interests [member]	Equity attributable to other equity instruments holders [member]
Beginning balance at Mar. 31, 2017	¥ 11,887,283	¥ 2,337,896	¥ 864,052	¥ 4,609,496	¥ 22,774	¥ 1,929,894		¥ 181,374	¥ (12,913)	¥ 9,932,573	¥ 1,505,001	¥ 449,709
Comprehensive income:
Net profit	479,969			426,002						426,002	49,252	4,715
Other comprehensive income	314,266				52,802	271,588		(27,211)		297,179	17,087
Total comprehensive income	794,235			426,002	52,802	271,588		(27,211)		723,181	66,339	4,715
Issuance of shares under share-based payment transactions	1,695	847	848							1,695
Acquisition and disposal of subsidiaries and businesses-net	(194)										(194)
Dividends to shareholders	(142,553)			(105,752)						(105,752)	(36,801)
Coupons on other equity instruments	(4,715)											(4,715)
Purchase of treasury stock	(54)								(54)	(54)
Sale of treasury stock	487								487	487
Loss on sale of treasury stock	(44)		(44)							(44)
Share-based payment transactions	(1,490)		(1,490)							(1,490)
Others	308			46						46	159	103
Ending balance at Sep. 30, 2017	12,534,958	2,338,743	863,366	4,929,792	75,576	2,201,482		154,163	(12,480)	10,550,642	1,534,504	449,812
Comprehensive income:
Balance at March 31, 2018	12,495,799	2,338,743	863,505	5,149,193	76,102	2,122,260		125,987	(12,493)	10,663,297	1,232,980	599,522
Effect of changes in accounting policies	(132,659)			270,414		¥ (2,122,260)	¥ 1,718,937			(132,909)	250
Balance at April 1, 2018	12,363,140	2,338,743	863,505	5,419,607	76,102		1,718,937	125,987	(12,493)	10,530,388	1,233,230	599,522
Beginning balance at Mar. 31, 2018	12,495,799
Comprehensive income:
Net profit	415,143			357,436						357,436	51,807	5,900
Other comprehensive income	233,185				56,419		126,668	21,687		204,774	28,411
Total comprehensive income	648,328			357,436	56,419		126,668	21,687		562,210	80,218	5,900
Issuance of shares under share-based payment transactions	1,399	700	699							1,399
Acquisition and disposal of subsidiaries and businesses-net	8										8
Transaction with non-controlling interest shareholders	946		(18)							(18)	964
Dividends to shareholders	(158,755)			(126,950)						(126,950)	(31,805)
Coupons on other equity instruments	(5,900)											(5,900)
Redemption of preferred securities	(149,108)										(149,108)
Purchase of treasury stock	(70,048)								(70,048)	(70,048)
Sale of treasury stock	327								327	327
Loss on sale of treasury stock	(55)		(55)							(55)
Cancellation of treasury stock			(24,231)	(41,691)					65,922
Share-based payment transactions	(381)		(381)							(381)
Transfer of gains and losses on financial instruments designated at FVOCI to retained earnings-net				21,130			(21,130)
Others	288		(40)	122						82		206
Ending balance at Sep. 30, 2018	¥ 12,630,189	¥ 2,339,443	¥ 839,479	¥ 5,629,654	¥ 132,521		¥ 1,824,475	¥ 147,674	¥ (16,292)	¥ 10,896,954	¥ 1,133,507	¥ 599,728